Offerings - Offering: 1	Jun. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	9,600,000
Proposed Maximum Offering Price per Unit	50.45
Maximum Aggregate Offering Price	$ 484,320,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 74,149.39
Offering Note	The Form S-8 registration statement to which this Exhibit 107 is attached (the “Registration Statement”) registers an additional 9,600,000 shares of common stock, par value $0.0001 per share (the “Common Stock”), of Delta Air Lines, Inc. (the “Company”) for offer and issuance pursuant to awards granted under the Delta Air Lines, Inc. Performance Compensation Plan, as amended and restated effective June 19, 2025 (the “Plan”).

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall also cover any additional shares of Common Stock which become issuable under the above-named plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock.

The proposed maximum offering price per share is estimated pursuant to Rules 457(c) and (h) under the Securities Act solely for purposes of calculating the amount of the registration fee, based upon the average of the high and low prices per share of Common Stock of Delta as reported on the New York Stock Exchange on July 7, 2025.